SHARE-BASED PAYMENTS - Number and Weighted-average exercise prices of share options (Details)		12 Months Ended
	Apr. 06, 2023 shares	Dec. 31, 2023 shares € / shares	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares € / shares
ESOP 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (Shares)	19,588	1,036,992
Forfeited (Shares)		(11,522)
Exercised (Shares)		0
Option Outstanding (Shares)		1,025,470
Weighted average exercise price granted (EUR/Share) | € / shares		€ 32.20
Weighted average exercise price (EUR/Share) | € / shares		€ 35.79
ESOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option Outstanding (Shares)		2,897,801	2,724,970	2,143,105
Granted (Shares)		558,816	201,636	1,244,384
Forfeited (Shares)			(28,805)	(662,519)
Exercised (Shares)		0
Option Outstanding (Shares)		3,456,617	2,897,801	2,724,970
Weighted average exercise price (EUR/Share) | € / shares		€ 23.60	€ 23.60	€ 23.60
Weighted average exercise price granted (EUR/Share) | € / shares		23.60	23.60	23.60
Weighted average exercise price forfeited (EUR/Share) | € / shares		32.20	23.60	23.60
Weighted average exercise price (EUR/Share) | € / shares		€ 27.92	€ 23.60	€ 23.60